12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (3,101,272)	$ (5,399,148)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	1,273,650	2,126,996
Deferred Acquisition Cost Amortization	(816,718)	(1,115,119)
SPAE Capitalization	174,761	277,418
STAT & Tax Reserve	225,941	314,412
GAAP/STAT Premium Tax	(144,605)	(242,583)
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(1,279,422)	650,626
Deferred Tax Liabilities, Other	$ (27,701)	$ (31,132)